Vanguard® Communication Services Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Diversified Telecommunication Services (14.5%)
	Verizon Communications Inc.	4,033,567	157,228
	AT&T Inc.	6,083,674	117,293
*	Iridium Communications Inc.	371,128	19,707
*	Liberty Global plc Class C	823,065	17,021
*	Frontier Communications Parent Inc.	589,443	15,190
*	Liberty Global plc Class A	591,274	11,873
	Lumen Technologies Inc.	2,027,551	11,091
	Cogent Communications Holdings Inc.	160,496	9,317
*	Globalstar Inc.	2,708,897	5,147
*	Liberty Latin America Ltd. Class C	560,778	4,368
*	Radius Global Infrastructure Inc. Class A (XNMS)	305,751	3,871
*	EchoStar Corp. Class A	127,399	2,217
*	IDT Corp. Class B	74,499	2,082
	ATN International Inc.	41,802	2,024
*	Bandwidth Inc. Class A	88,460	2,022
*	Anterix Inc.	49,903	1,697
*	Consolidated Communications Holdings Inc.	282,326	1,304
*	Liberty Latin America Ltd. Class A	143,555	1,111
*	Charge Enterprises Inc.	427,797	907
			385,470
Entertainment (23.4%)
*	Walt Disney Co.	1,749,840	171,257
*	Netflix Inc.	400,720	122,432
	Activision Blizzard Inc.	891,251	65,908
	Electronic Arts Inc.	360,284	47,118
*	Warner Bros Discovery Inc.	3,055,006	34,827
*	Take-Two Interactive Software Inc.	248,695	26,285
*	Liberty Media Corp.-Liberty Formula One Class C	373,800	22,779
*	Live Nation Entertainment Inc.	286,852	20,871
	Warner Music Group Corp. Class A	457,197	15,668
*	Roblox Corp. Class A	490,991	15,599
	World Wrestling Entertainment Inc. Class A	162,675	12,995
*,1	AMC Entertainment Holdings Inc. Class A	1,720,388	12,438
*	Roku Inc.	204,612	12,148
	Madison Square Garden Sports Corp.	54,959	8,950
*	Endeavor Group Holdings Inc. Class A	320,604	7,050
*	Cinemark Holdings Inc.	407,823	5,550
*	Liberty Media Corp.- Liberty Braves Class C	148,619	4,842
*	Madison Square Garden Entertainment Corp.	92,601	4,456
*	Imax Corp.	169,423	2,862
*	Lions Gate Entertainment Corp. Class B	390,233	2,778
*	Playtika Holding Corp.	273,042	2,580

		Shares	Market Value ($000)
*	Lions Gate Entertainment Corp. Class A	290,874	2,222
	Marcus Corp.	82,959	1,347
*	Liberty Media Corp.- Liberty Braves Class A	29,518	978
*	Skillz Inc. Class A	924,354	905
			624,845
Interactive Media & Services (37.2%)
*	Alphabet Inc. Class A	3,163,155	319,447
*	Alphabet Inc. Class C	2,748,252	278,810
*	Meta Platforms Inc. Class A	2,176,969	257,100
*	Pinterest Inc. Class A	853,562	21,698
*	Match Group Inc.	378,713	19,148
*	Snap Inc. Class A	1,629,505	16,800
*	Ziff Davis Inc.	158,815	14,652
*	ZoomInfo Technologies Inc. Class A	392,959	11,239
*	IAC Inc.	182,692	9,480
*	Yelp Inc. Class A	265,435	8,215
*	TripAdvisor Inc.	376,244	7,672
*	Bumble Inc. Class A	267,994	6,528
*	Cargurus Inc.	327,372	4,282
*	Cars.com Inc.	243,468	3,599
*	QuinStreet Inc.	191,572	2,726
*	Vimeo Inc.	564,240	2,415
*	ZipRecruiter Inc. Class A	141,916	2,350
*	Eventbrite Inc. Class A	304,298	2,218
*,1	fuboTV Inc.	667,132	1,861
*	Mediaalpha Inc. Class A	87,491	1,039
*	Nextdoor Holdings Inc.	347,299	781
*	Angi Inc. Class A	274,364	612
*	System1 Inc.	61,563	322
*	Outbrain Inc.	41,992	163
			993,157
Internet & Direct Marketing Retail (0.2%)
	Shutterstock Inc.	95,073	5,117
Media (20.0%)
	Comcast Corp. Class A	3,344,839	122,555
*	Charter Communications Inc. Class A	142,759	55,860
	Omnicom Group Inc.	372,491	29,710
	Interpublic Group of Cos. Inc.	775,209	26,636
*	Trade Desk Inc. Class A	471,824	24,601
	Fox Corp. Class A	637,540	20,688
*	Liberty Broadband Corp. Class C	217,083	19,724
*	Liberty Media Corp.- Liberty SiriusXM Class C	431,149	18,897
	Nexstar Media Group Inc. Class A	99,216	18,807
	News Corp. Class A	972,089	18,616
	New York Times Co. Class A	454,820	16,669
	Paramount Global Inc. Class B	814,623	16,358
	Fox Corp. Class B	505,267	15,421
	TEGNA Inc.	736,945	14,547
[1]	Sirius XM Holdings Inc.	2,041,883	13,252
*	Liberty Media Corp.- Liberty SiriusXM Class A	277,941	12,179
*	DISH Network Corp. Class A	642,322	10,309
	Cable One Inc.	13,086	9,478
	News Corp. Class B	483,132	9,397
	John Wiley & Sons Inc. Class A	166,846	7,910
*	Liberty Broadband Corp. Class A	80,227	7,236
*	Magnite Inc.	446,794	4,964
*	TechTarget Inc.	105,652	4,824

		Shares	Market Value ($000)
	Scholastic Corp.	110,460	4,542
*	Altice USA Inc. Class A	817,126	3,726
*	iHeartMedia Inc. Class A	435,900	3,505
	Gray Television Inc.	290,660	3,401
	Sinclair Broadcast Group Inc. Class A	165,285	3,068
*	EW Scripps Co. Class A	202,495	3,033
*	PubMatic Inc. Class A	152,981	2,397
*	Boston Omaha Corp. Class A	75,479	2,162
*	AMC Networks Inc. Class A	106,496	2,126
*	WideOpenWest Inc.	198,216	2,058
*	Thryv Holdings Inc.	78,090	1,498
*	Clear Channel Outdoor Holdings Inc.	1,251,895	1,415
*	Gannett Co. Inc.	524,049	1,310
*	Advantage Solutions Inc.	299,749	743
*	Cardlytics Inc.	123,982	557
			534,179
Wireless Telecommunication Services (4.3%)
*	T-Mobile US Inc.	673,326	101,982
	Telephone and Data Systems Inc.	381,847	4,025
	Shenandoah Telecommunications Co.	179,776	3,500
*	Gogo Inc.	218,678	3,431
*	United States Cellular Corp.	59,367	1,262
			114,200
Total Common Stocks (Cost $3,646,142)			2,656,968
Preferred Stock (0.1%)
Entertainment (0.1%)
*,2	AMC Entertainment Holdings Inc. Class A Preference, 0.00% (Cost $9,923)	1,949,594	1,895
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[3,4]	Vanguard Market Liquidity Fund, 3.877% (Cost $37,377)	373,872	37,383
Total Investments (101.1%) (Cost $3,693,442)			2,696,246
Other Assets and Liabilities—Net (-1.1%)			(28,192)
Net Assets (100.0%)			2,668,054
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,692,000.
2	Perpetual security with no stated maturity date.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $30,024,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Paramount Global	8/31/23	BANA	3,313	(3.776)	—	(9)
Sirius XM Holdings Inc.	1/31/23	GSI	4,206	(3.822)	22	—
					22	(9)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,656,968	—	—	2,656,968
Preferred Stock	1,895	—	—	1,895
Temporary Cash Investments	37,383	—	—	37,383
Total	2,696,246	—	—	2,696,246
Derivative Financial Instruments
Assets
Swap Contracts	—	22	—	22
Liabilities
Swap Contracts	—	9	—	9